Cash flows from operating activities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities
Additions to PP&E with capitalized loans	$ 22	$ 36	$ 19